Revenue Recognition (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenue Recognition (Details) [Line Items]
Deferred revenue and customer deposits	$ 710,391		$ 491,635
Deferred revenue and credits			491,635	$ 841,290
Credit Concentration Risk [Member]
Revenue Recognition (Details) [Line Items]
Revenue related to reimbursable costs	$ 893,476	$ 989,886	$ 3,448,153	$ 5,155,079